ELFUN GOVERNMENT MONEY MARKET FUND

Supplement dated October 1, 2014

To the Statutory Prospectus dated April 30, 2014, as supplemented on July 3, 2014

and

To the Elfun Government Money Market Fund Summary Prospectus dated April 30, 2014

Retention of Sub-Adviser for Elfun Government Money Market Fund

Effective October 1, 2014, GE Asset Management Incorporated entered into an investment sub-advisory agreement with SSgA Funds Management, Inc. (“SSgA FM”), pursuant to which SSgA FM will serve as investment sub-adviser to the Elfun Government Money Market Fund (the “Money Market Fund”). Therefore, the Elfun Funds statutory prospectus dated April 30, 2014, as supplemented (the “Prospectus”), and the Money Market Fund summary prospectus dated April 30, 2014 (the “Summary Prospectus”), are revised as follows:

On page 20 of the Prospectus, and on page 1 of the Summary Prospectus, the section entitled “Fees and Expenses of the Fund” is deleted in its entirety and replaced with the following:

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).

Management Expenses
Sub-Adviser Fee	0.02%
Adviser Management Expense	0.09%
Distribution and/or Service (12b-1) Fees	N/A
Other Expenses	0.15%
Total Annual Fund Operating Expenses	0.26%

Expense Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your units at the end of those periods or continue to hold them. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$27	$84	$146	$331

On page 20 of the Prospectus, and on page 1 of the Summary Prospectus, under the section entitled “Principal Investment Strategies,” the last paragraph is deleted and replaced with the following:

The sub-adviser may consider the following factors when buying and selling securities for the Fund: (i) portfolio liquidity, (ii) redemption requests, (iii) yield management, and (iv) credit management.

On page 21 of the Prospectus, and on page 2 of the Summary Prospectus, under the section entitled “Performance,” the following new sentence is added at the end of the first paragraph:

SSgA Funds Management, Inc. became the Fund’s sub-adviser on October 1, 2014.